Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 45,009,486	$ 1,469,937	$ 47,850,324
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 44,907,012	$ 1,466,591	$ 47,027,018